Capitalized Acquisition Costs, Net (Tables)	9 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Summary of Estimated Future Amortization Expense for Capitalized Acquisition Costs	As of September 30, 2020, the estimated future amortization expense for capitalized acquisition costs is as follows:

2020 (remaining three months)	$4.2
2021	14.2
2022	9.2
2023	2.1

Total	$29.7